Summary Of Significant Accounting Policies (Schedule Of Calculation Of Basic And Diluted Net Income Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Summary Of Significant Accounting Policies [Abstract]
Net income - K12	$ 4,600	$ (2,844)	$ 5,599	$ 7,839	$ 2,198	$ (1,325)	$ 6,129	$ 9,638	$ 7,083	$ 12,792	$ 21,525	$ 12,315
Amount allocated to participating Series A stockholders	(330)				(137)					(1,031)
Income available to common stockholders - basic	4,270				2,061					11,761	21,525	12,315
Weighted average common shares - basic historical	35,629,836	34,460,563	30,958,807	30,565,683	30,343,696	30,195,130	29,951,327	29,648,674	29,378,074	31,577,758	29,791,973	28,746,188
Basic net income per share	$ 0.12	$ (0.08)	$ 0.17	$ 0.24	$ 0.07	$ (0.04)	$ 0.20	$ 0.33	$ 0.24	$ 0.37	$ 0.72	$ 0.43
Income available to common stockholders - diluted	$ 4,270				$ 2,061
Effect of dilutive stock options and restricted stock awards	324,239				461,410					537,003	456,710	893,786
Weighted average common shares outstanding - diluted	35,954,075	34,460,563	31,758,313	31,128,286	30,805,106	30,195,130	30,352,974	29,974,642	29,948,550	32,114,761	30,248,683	29,639,974
Diluted net income per share	$ 0.12	$ (0.08)	$ 0.16	$ 0.23	$ 0.07	$ (0.04)	$ 0.20	$ 0.32	$ 0.24	$ 0.37	$ 0.71	$ 0.42